Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Rate					$ 410	$ 528
State income taxes, net of federal benefit					69	76
Effective rate differential for DCPC—S-corp					(59)	81
State income tax rate change					77	83
Permanent differences					68	97
Stock repurchase liability					1,474	1,078
Valuation Allowance					27
Change in tax status					170
Other					42	53
Research & development credit					(1,289)	(958)
Provision for income taxes	$ (379)	$ (979)	$ (139)	$ 467	$ 989	$ 1,038